Debt - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		$ 0	$ 0
Proceeds from debt invested	$ 1,486,000,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax		500,000	900,000	$ 1,100,000
Discretionary Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 250,000,000	250,000,000
Debt Instrument, Term		30 days
Proceeds from Lines of Credit		$ 0	$ 0
2.50% Senior Notes due 2027
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.50%
3.00% Senior Notes due 2032
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
3.70% Senior Notes due 2052
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	3.70%
Federal Funds Rate | Discretionary Line of Credit
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%